Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
ACL	$ 0	$ 1
Available-for-sale, amortized cost	20,986	13,137
ACL on mortgage loans	12	17
ACL on reinsurance recoverables	$ 37	$ 7
Common Stock, Shares Authorized	1,000	1,000
Common Stock, Shares, Issued	1,000	1,000
Common Stock, Shares, Outstanding	1,000	1,000
Common Stock, Par or Stated Value Per Share	$ 5,690	$ 5,690